INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
Disclosure of income expense
The following table summarises the major components of income tax expense for the periods presented.

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Current income tax:
Current income tax charge	315	294	242
Adjustment in respect of current income tax from prior periods	4	—	24
Total current tax	319	294	266
Deferred tax:
Relating to the origination and reversal of temporary differences	21	196	(56)
Adjustment in respect of deferred income tax from prior periods	(6)	(3)	3
Relating to changes in tax rates or the imposition of new taxes	(38)	(16)	(43)
Total deferred tax	(23)	177	(96)
Income tax charge per the income statement	296	471	170

Disclosure of income tax relating to components of other comprehensive income
The following table summarises the taxes on items recognised in other comprehensive income and directly within equity for the periods presented.

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Taxes charged (credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	(3)	—	(2)
Deferred tax on net gain/loss on net investment hedges	(41)	(27)	(22)
Current tax on net gain/loss on net investment hedges	41	—	—
Deferred tax on net gain/loss on pension plan remeasurements	—	18	(14)
Total taxes charged (credited) to OCI	(3)	(9)	(38)
Taxes charged (credited) to equity:
Deferred tax charge (credit): share based compensation	12	(12)	(5)
Current tax charge (credit): share based compensation	(5)	(2)	—
Total taxes charged (credited) to equity	7	(14)	(5)

Disclosure of effective income tax rate reconciliation

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Accounting profit before tax from continuing operations	1,205	1,159	719

Tax expense at the UK statutory rate	229	223	144
Taxation of foreign operations, net (A)	81	86	(11)
Non-deductible expense items for tax purposes(B)	30	7	13
Non-deductible transaction costs	—	—	10
Rate and law change benefit, net (C)(D)(E)(F)(G)(H)(I)	(38)	(16)	(43)
Deferred taxes not recognised(J)	(4)	174	30
Adjustment in respect of prior periods(K)	(2)	(3)	27
Total provision for income taxes	296	471	170

(A)
This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 19% (2017: 19.25% , 2016: 20%), with the benefit of some income being fully or partially exempt from income taxes due to various operating and financing activities. In 2017, the amount also includes a net €125 million charge related to the deemed repatriation of profits to the US under the Tax Cuts and Jobs Act of 2017 (the US Tax Act).

(B)	In 2018, includes a €24 million charge from a change in tax basis in the year as a result of the simplification of our debt and capital structure following the US Tax Act.

(C)
In 2018, the Basque territory enacted a law change which reduced the rate of tax from 28% in prior years, to 26% in 2018 and 24% from 2019. Additionally the rules relating to the use of tax credits changed. The Group recognised a deferred tax benefit of €23 million to reflect the impact of this change.

(D)
In December 2018, the Netherlands enacted an incremental corporate income tax rate reduction from 25%, ultimately reaching 20.5%, effective 1 January 2021. As a result, the Group recognised a deferred tax benefit of €9 million to reflect the impact of this change.

(E)
In June 2018, Sweden enacted an incremental corporate income tax rate reduction from 22%, ultimately reaching 20.6%, effective 1 January 2021. As a result, the Group recognised a deferred tax benefit of €5 million to reflect the impact of this change.

(F) In December 2017, the US enacted a corporate income tax rate reduction from 35% to 21% effective 1 January 2018. In 2017, the Group recognised a deferred tax expense of €16 million to reflect the impact of this change.

(G)
During the second half of 2016, France enacted a corporate income tax rate reduction from 33.33% to 28% effective for tax years beginning on or after 1 January 2018. As a result, the Group recognised a deferred tax benefit of €28 million during the second half of 2016 to reflect the impact of this change. In December 2017, France enacted a further incremental corporate income tax rate reduction, ultimately reaching 25% effective 1 January 2022. In 2017, the Group recognised a deferred tax benefit of €11 million to reflect the impact of this change.

(H)
In December 2017, Belgium enacted an incremental corporate income tax rate reduction from 34%, ultimately reaching 25%, effective 1 January 2020. As a result, the Group recognised a deferred tax benefit of €20 million to reflect the impact of this change.

(I)
During the second half of 2016, the UK enacted a corporate income tax rate reduction of 1% effective 1 April 2020. As a result, the Group recognised a deferred tax benefit of €14 million during the second half of 2016 to reflect the impact of this change.

(J) In 2017, deferred taxes not recognised include a €178 million charge related to the reduction of foreign tax credits as a result of the US Tax Act.

(K)	In 2018, the adjustment in respect of prior periods includes a charge of €11 million to true up the estimated impact of changes to the US tax system enacted under the US Tax Act.

Disclosure of deferred tax liabilities and assets
The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the period presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Tax losses	Employee and retiree benefit accruals	Tax credits	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
31 December 2016	1,980	318	80	(72)	(124)	(258)	50	1,974
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	2	(21)	(12)	45	20	165	(6)	193
Effect of tax rate changes on income statement	(33)	(13)	3	8	14	—	5	(16)
Amounts charged/(credited) directly to OCI (excluding effect of tax rate changes)	—	—	—	—	17	—	—	17
Effect of tax rate changes on OCI	—	—	(27)	—	1	—	—	(26)
Amount charged/(credited) to equity (excluding effect of tax rate changes)	—	—	—	—	(20)	—	—	(20)
Effect of tax rate changes on equity	—	—	—	—	8	—	—	8
Acquired through business combinations	63	(45)	—	—	(2)	46	(7)	55
Balance sheet reclassifications	(2)	2	—	—	—	—	—	—
Effect of movements in foreign exchange	(13)	(4)	(13)	5	3	19	(1)	(4)
As at 31 December 2017	1,997	237	31	(14)	(83)	(28)	41	2,181
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(3)	(23)	28	10	(9)	11	1	15
Effect of tax rate changes on income statement	(40)	(1)	—	—	—	4	(1)	(38)
Amounts charged/(credited) directly to OCI	—	—	(44)	—	—	—	—	(44)
Amount charged/(credited) to equity	—	—	—	—	11	1	—	12
Effect of movements in foreign exchange	(5)	(1)	—	—	—	—	—	(6)
As at 31 December 2018	1,949	212	15	(4)	(81)	(12)	41	2,120